ACQUISITION - Purchase Price Consideration (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 16, 2019	Dec. 31, 2018
Purchase Price Consideration
Goodwill	$ 4,684		$ 3,878
Kinder Morgan Canada Limited
Purchase Price Consideration
Equity interests of acquirer		$ 2,300
Cash (net of cash acquired)		2,009
Purchase Price Consideration		4,255
Current assets		68
Property, plant and equipment		2,660
Intangible assets		1,254
Right-of-use assets		348
Goodwill		809
Other assets		9
Current liabilities		(124)
Deferred tax liabilities		(281)
Decommissioning provision		(74)
Lease liability		(348)
Other liabilities		(66)
Identifiable assets acquired (liabilities assumed)		4,255
Kinder Morgan Canada Limited | Common shares
Purchase Price Consideration
Equity interests of acquirer		1,710
Kinder Morgan Canada Limited | Preferred shares
Purchase Price Consideration
Equity interests of acquirer		$ 536